Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Instruments

The table below presents the total volume or notional amounts of the Company’s derivative instruments as of September 30, 2017. Notional values are in U.S. dollars and are translated and calculated based on forward rates as of September 30, 2017 for forward contracts, and based on spot rates as of September 30, 2017 for options.

Notional Value*
Foreign exchange contracts	$1,235,838

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

Fair Value of Open Foreign Currency Exchange Contracts

The fair value of the open foreign exchange contracts recorded as an asset or a liability by the Company on its consolidated balance sheets as of September 30, 2017 and September 30, 2016, is as follows:

	As of September 30,
	2017	2016
Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$30,141	$12,780
Other noncurrent assets	1,091	4,545
Accrued expenses and other current liabilities	(2,317)	(501)
Other noncurrent liabilities	(1,035)	(367)

	27,880	16,457
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	2,840	3,516
Accrued expenses and other current liabilities	(3,368)	(3,906)

	(528)	(390)

Net fair value	$27,352	$16,067

Effect of Cash Flow Hedging Instruments

The effect of the Company’s cash flow hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2017, 2016 and 2015, respectively, which partially offsets the foreign currency impact from the underlying exposures, is summarized as follows:

	Gains (Losses) Reclassified from Other Comprehensive Income (Loss) (Effective Portion) Year Ended September 30,
	2017	2016	2015
Line item in consolidated statements of income:
Revenue	$(1,021)	$(192)	$1,077
Cost of revenue	21,783	(2,131)	(13,624)
Research and development	4,282	(643)	(3,621)
Selling, general and administrative	3,305	(1,175)	(4,074)

Total	$28,349	$(4,141)	$(20,242)

Changes in Net Unrealized Gains (Losses) on Cash Flow Hedges

The activity related to the changes in net unrealized gains (losses) on cash flow hedges recorded in accumulated other comprehensive income (loss), net of tax, is as follows:

	Year Ended September 30,
	2017	2016	2015
Net unrealized gains (losses) on cash flow hedges, net of tax, beginning of period	$12,514	$(12,152)	$(5,522)
Changes in fair value of cash flow hedges, net of tax	36,765	20,911	(23,432)
Reclassification of (gains) losses into earnings, net of tax	(24,771)	3,755	16,802

Net unrealized gains (losses) on cash flow hedges, net of tax, end of period	$24,508	$12,514	$(12,152)

Effect of Non-Designated as Hedging Instruments

The effect of the Company’s derivative instruments not designated as hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2017, 2016 and 2015, respectively, which partially offsets the foreign currency impact from the underlying exposure, is summarized as follows:

	(Losses) Gains Recognized in Income Year Ended September 30,
	2017	2016	2015
Line item in statements of income:
Revenue	$—	$(67)	$339
Cost of revenue	4,639	2,187	(8,668)
Research and development	957	284	(830)
Selling, general and administrative	1,723	560	(1,827)
Interest and other (expense) income, net	(10,514)	(9,674)	30,150
Income taxes	(1,653)	(1,076)	1,822

Total	$(4,848)	$(7,786)	$20,986